Net Defined Benefit Liability (Asset) - Summary Of Changes In The Plan Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Interest income		₩ (14,022)	₩ (18,867)	₩ (1,678)
Remeasurements	[1]	84,590	107,962	(342,096)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,807,408	1,661,623	1,591,458
Changes in net defined benefit liability (asset) [abstract]
Interest income		84,981	91,550	49,916
Remeasurements		(15,323)	(23,752)	(18,095)
Employer's contributions		115,159	175,220	127,979
Retirement benefit paid		(94,940)	(94,607)	(87,472)
Others		(4,995)	(2,626)	(2,163)
Ending balance		₩ 1,892,290	₩ 1,807,408	₩ 1,661,623

[1]	Amount before tax